CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]
Balance at Dec. 31, 2012	$ 55,437	$ 34,295	$ 22,485	$ 5,391	$ (6,734)
Balance (in Shares) at Dec. 31, 2012		2,181,763
Net income	7,028		7,028
Comprehensive income (loss)	(7,628)			(7,628)
Common stock issuance, net of issuance cost ($139)	74	$ 74
Common stock issuance, net of issuance cost ($139) (in Shares)		13,320
Dividend reinvestment and purchase plan, amount	736	$ 736
Dividend reinvestment and purchase plan, shares (in Shares)		25,751
Stock options exercised	(77)	$ (126)	49
Stock options exercised (in Shares)		1,000
Cash dividends	(2,097)		(2,097)
Balance at Dec. 31, 2013	53,473	$ 34,979	27,465	(2,237)	(6,734)
Balance (in Shares) at Dec. 31, 2013		2,221,834
Net income	7,180		7,180
Comprehensive income (loss)	4,785			4,785
Dividend reinvestment and purchase plan, amount	590	$ 590
Dividend reinvestment and purchase plan, shares (in Shares)		19,791
Stock options exercised	$ (50)	$ (50)
Stock options exercised (in Shares)	11,223
Stock-based compensation	$ 10	$ 10
Stock-based compensation (in Shares)		400
Cash dividends	(2,121)		(2,121)
Balance at Dec. 31, 2014	$ 63,867	$ 35,529	32,524	2,548	(6,734)
Balance (in Shares) at Dec. 31, 2014	2,052,495	2,242,025
Net income	$ 6,865		6,865
Comprehensive income (loss)	(153)			(153)
Purchase of treasury stock (196,635 shares)	(6,784)				(6,784)
Dividend reinvestment and purchase plan, amount	651	$ 651
Dividend reinvestment and purchase plan, shares (in Shares)		20,393
Stock options exercised	$ (7)	$ (7)
Stock options exercised (in Shares)	2,175	400
Stock-based compensation	$ 18	$ 18
Stock-based compensation (in Shares)		585
Cash dividends	(2,153)		(2,153)
Balance at Dec. 31, 2015	$ 62,304	$ 36,191	37,236	2,395	$ (13,518)
Balance (in Shares) at Dec. 31, 2015	1,877,238	2,263,403
Net income	$ 4,756		4,756
Comprehensive income (loss)	$ 1,221			1,221
Dividend reinvestment and purchase plan, shares (in Shares)					11,712
Stock options exercised (in Shares)	0
Stock-based compensation	$ 11,239	$ 11,239
Stock-based compensation (in Shares)	360,815
Dividend reinvestment and purchase plan (11,712 shares)	$ 382	382
Cash dividends	(1,710)		(1,710)
Balance at Sep. 30, 2016	$ 78,192	$ 47,812	$ 40,282	$ 3,616	$ (13,518)
Balance (in Shares) at Sep. 30, 2016	2,250,665